Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investment Property [Line Items]
Balance at beginning of the year	₱ 1,890	₱ 1,825
Net gains (losses) from fair value adjustments charged to profit or loss	(3)	(7)
Transfers to property and equipment	(13)	66
Disposals	(239)
Additions		6
Balance at end of the year	1,635	1,890
Land [member]
Disclosure Of Investment Property [Line Items]
Balance at beginning of the year	1,567	1,496
Net gains (losses) from fair value adjustments charged to profit or loss	4
Transfers to property and equipment	(10)	65
Disposals	(239)
Additions		6
Balance at end of the year	1,322	1,567
Land Improvements
Disclosure Of Investment Property [Line Items]
Balance at beginning of the year	8	9
Net gains (losses) from fair value adjustments charged to profit or loss		(1)
Balance at end of the year	8	8
Building [Member]
Disclosure Of Investment Property [Line Items]
Balance at beginning of the year	315	320
Net gains (losses) from fair value adjustments charged to profit or loss	(7)	(6)
Transfers to property and equipment	(3)	1
Balance at end of the year	₱ 305	₱ 315